UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           December 31, 2012

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL           February 11, 2013
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          20
Form 13F Information Table Value Total:    $ 169375
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP, INC. CMN		Equity		  02209S103  7522   239253   SH		Sole		     239253
APACHE CORP. CMN		Equity		  037411105  12948  164937   SH		Sole		     164937
BEAM INC CMN			Equity		  073730103  3642   59612    SH		Sole		     59612
CLOROX CO 			Equity		  086516101  9503   129792   SH		Sole		     129792
DEVON ENERGY CORPORATION	Equity		  189054109  11162  214492   SH		Sole		     214492
INTEL CORPORATION CMN		Equity		  25179M103  8270   401049   SH		Sole		     401049
JOHNSON & JOHNSON CMN		Equity		  458140100  6833   97474    SH		Sole		     97474
MASCO CORPORATION CMN		Equity		  478160104  2175   130538   SH		Sole		     130538
MATTEL, INC. CMN		Equity		  50075N104  7055   192660   SH		Sole		     192660
MEDTRONIC INC CMN		Equity		  574599106  10267  250288   SH		Sole		     250288
MERCK & CO., INC. CMN		Equity		  577081102  9529   232745   SH		Sole		     232745
MICROSOFT CORPORATION CMN	Equity		  585055106  11741  439561   SH		Sole		     439561
MONDELEZ INTERNATIONAL, INC. 	Equity		  58933Y105  3769   148091   SH		Sole		     148091
NORFOLK SOUTHERN CORPORATION 	Equity	 	  594918104  3432   55493    SH		Sole		     55493
PEPSICO INC CMN			Equity		  655844108  15183  221872   SH		Sole		     221872
PFIZER INC. CMN			Equity		  713448108  11645  464313   SH		Sole		     464313
PHILIP MORRIS INTL INC CMN	Equity		  717081103  6812   81445    SH		Sole		     81445
TARGET CORPORATION CMN		Equity		  718172109  7915   133770   SH		Sole		     133770
WAL MART STORES INC CMN		Equity		  87612E106  9497   139188   SH		Sole		     139188
WALGREEN CO. CMN		Equity		  931142103  10477  283079   SH		Sole		     283079